Change in Projected Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension
Defined Benefit Plan Disclosure [Line Items]
Net projected benefit obligation at beginning of year	$ 754,543	$ 753,975
Service cost	22,167	23,001	$ 17,125
Interest cost	35,879	33,151	28,935
Actuarial loss (gain)	49,760	(27,119)
Gross benefits paid	(30,500)	(30,803)
Nonrecurring termination benefit		2,338
Net projected benefit obligation at end of year	831,849	754,543	753,975
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Net projected benefit obligation at beginning of year	23,408	25,086
Service cost	85	137	206
Interest cost	863	928	1,164
Participants' contributions	2,616	1,777
Actuarial loss (gain)	688	(627)
Gross benefits paid	(5,743)	(3,893)
Plan amendments	(1,326)
Net projected benefit obligation at end of year	$ 20,591	$ 23,408	$ 25,086